UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.7%
Municipal Bonds — 96.7%
Alabama — 0.4%
Mobile County, AL, IDA Revenue, ExxonMobil
Project, Refunding	1.200%	7/15/32	$1,400,000	$ 1,400,000	(a)(b)
Alaska — 0.7%
Valdez, AK, Marine Terminal Revenue, Exxon
Pipeline Co., Series C, Refunding	1.200%	12/1/33	2,355,000	2,355,000	(a)(b)
Arizona — 4.6%
Arizona Health Facilities Authority Revenue,
Banner Health Obligated Group, Series C, LOC -
Bank of America N.A.	1.220%	1/1/46	6,000,000	6,000,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities
Revenue, Mayo Clinic, Series B, SPA - Northern
Trust Company	1.180%	11/15/52	10,450,000	10,450,000	(a)(b)
Total Arizona				16,450,000
California — 0.1%
San Diego, CA, Housing Authority Revenue,
Studio 15, Series B, LOC - Citibank N.A.	1.180%	10/1/39	500,000	500,000	(a)(b)(c)
Colorado — 1.2%
Colorado State Educational & Cultural Facilities
Authority Revenue, Nature Conservancy Project,
Series A, Refunding	1.150%	7/1/27	213,000	213,000	(a)(b)
University of Colorado Hospital Authority
Revenue, Series C, Refunding, SPA - TD Bank
N.A.	1.100%	11/15/39	4,020,000	4,020,000	(a)(b)
Total Colorado				4,233,000
Connecticut — 0.6%
Connecticut State HEFA Revenue, Trinity
College, Series L, Refunding, LOC - JPMorgan
Chase & Co.	1.160%	7/1/34	2,140,000	2,140,000	(a)(b)
Delaware — 1.5%
University of Delaware Revenue:
SPA - TD Bank N.A.	1.180%	11/1/35	1,400,000	1,400,000	(a)(b)
Series C, SPA - TD Bank N.A.	1.120%	11/1/37	3,850,000	3,850,000	(a)(b)
Total Delaware				5,250,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2020 Semi-Annual Report

 Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.6%
Metropolitan Washington DC, Airports Authority
Revenue:
Subseries A-1, Refunding, LOC - Sumitomo
Mitsui Banking	1.180%	10/1/39	$1,510,000	$1,510,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo
Mitsui Banking	1.180%	10/1/21	600,000	600,000	(a)(b)(c)
Total District of Columbia				2,110,000
Florida — 3.2%
Highlands County, FL, Health Facilities Authority
Revenue:
Adventist Health System, Refunding	1.150%	11/15/26	4,150,000	4,150,000	(a)(b)
Adventist Health System, Refunding	1.120%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/33	1,495,000	1,495,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/35	2,000,000	2,000,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape
Morris Cove Apartments II, Series B, LOC -
JPMorgan Chase & Co.	1.180%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				11,385,000
Georgia — 3.9%
Coweta County, GA, Development Authority
Revenue, W.Y. Newnan Holding LLC Project, LOC
- Wells Fargo Bank N.A.	1.280%	4/1/32	2,930,000	2,930,000	(a)(b)(c)
Douglas County, GA, Development Authority,
IDR, Pandosia LLC Project, Series A, LOC - Wells
Fargo Bank N.A.	1.210%	12/1/27	3,800,000	3,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project
1, Subordinated, Series B, LOC - PNC Bank N.A.	1.150%	1/1/48	7,305,000	7,305,000	(a)(b)
Total Georgia				14,035,000
Idaho — 2.5%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System, Series C, Refunding,
LOC - U.S. Bank N.A.	1.160%	3/1/48	8,810,000	8,810,000	(a)(b)
Illinois — 3.9%
Chicago, IL, MFH Revenue, Renaissance
Center LP, Series A, LOC - BMO Harris Bank N.A.	1.200%	10/1/34	1,840,000	1,840,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler
Planetarium, LOC - PNC Bank N.A.	1.150%	4/1/31	7,350,000	7,350,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC -
JPMorgan Chase & Co.	1.250%	8/1/35	$1,865,000	$1,865,000	(a)(b)
University of Chicago Medical Center, Series
A, LOC - Bank of America N.A.	1.150%	8/1/44	3,100,000	3,100,000	(a)(b)
Total Illinois				14,155,000
Indiana — 3.8%
Hobart, IN, EDR, Albanese Confectionery, Series
A, LOC - BMO Harris Bank N.A.	1.200%	7/1/31	635,000	635,000	(a)(b)(c)
Indiana State Finance Authority Hospital
Revenue:
Parkview Health System Obligated Group,
Series B, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	1,500,000	1,500,000	(a)(b)
Parkview Health System Obligated Group,
Series D, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	5,200,000	5,200,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington
Pointe LP, Series A, LIQ - FNMA	1.200%	4/15/39	4,265,000	4,265,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community
Resources Inc. Project, LOC - PNC Bank N.A.	1.180%	5/1/34	2,195,000	2,195,000	(a)(b)
Total Indiana				13,795,000
Louisiana — 0.4%
Consolidated Government of the City of Baton
Rouge & Parish of East Baton Rouge, LA, Solid
Waste Revenue, Exxon Project	1.240%	12/1/28	1,300,000	1,300,000	(a)(b)(c)
Massachusetts — 1.6%
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., Series J-2, LOC
- TD Bank N.A.	1.170%	7/1/44	1,100,000	1,100,000	(a)(b)
Harvard University, Series Y	1.100%	7/1/35	400,000	400,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty
Trust, Refunding, LOC - TD Bank N.A.	1.140%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources
Authority Revenue, Refunding, Series E, SPA -
JPMorgan Chase & Co.	1.130%	8/1/37	3,665,000	3,665,000	(a)(b)
Total Massachusetts				5,765,000

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.7%
Michigan Finance Authority, State Aid Revenue,
Series A-2, LOC - JPMorgan Chase & Co.	2.000%	8/20/20	$485,000	$486,575
Michigan State Strategic Fund Ltd. Obligation
Revenue, Kroger Co. Recovery Zone, LOC - Bank
of Tokyo-Mitsubishi UFJ	1.190%	1/1/26	5,500,000	5,500,000	(a)(b)
Total Michigan				5,986,575
Minnesota — 0.9%
Minneapolis, MN, Health Care System Revenue,
Fairview Health Services, Series C, LOC - Wells
Fargo Bank N.A.	1.200%	11/15/48	3,200,000	3,200,000	(a)(b)
Mississippi — 2.7%
Mississippi State Business Finance Corp., Gulf
Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.200%	12/1/30	300,000	300,000	(a)(b)
Chevron USA Inc. Project, Series B	1.200%	11/1/35	2,300,000	2,300,000	(a)(b)
Chevron USA Inc. Project, Series C	1.200%	12/1/30	550,000	550,000	(a)(b)
Chevron USA Inc. Project, Series D	1.200%	11/1/35	100,000	100,000	(a)(b)
Chevron USA Inc. Project, Series E	1.200%	12/1/30	500,000	500,000	(a)(b)
Chevron USA Inc. Project, Series F	1.200%	12/1/30	500,000	500,000	(a)(b)
Chevron USA Inc. Project, Series G	1.200%	12/1/30	2,800,000	2,800,000	(a)(b)
Chevron USA Inc. Project, Series L	1.200%	11/1/35	2,000,000	2,000,000	(a)(b)
Mississippi State Business Finance Corp., IDR,
Chevron USA Inc. Project, Series A	1.200%	11/1/35	700,000	700,000	(a)(b)
Total Mississippi				9,750,000
Missouri — 2.2%
Kansas City, MO, Special Obligation Revenue,
Chouteau I-35 Project, Series C, Refunding, LOC
- JPMorgan Chase & Co.	1.180%	3/1/24	520,000	520,000	(a)(b)
Missouri State HEFA Revenue:
Saint Louis Priory School Project, LOC - U.S.
Bank N.A.	1.180%	2/1/33	260,000	260,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank
N.A.	1.160%	10/1/24	7,290,000	7,290,000	(a)(b)
Total Missouri				8,070,000
New York — 33.7%
Battery Park City Authority Revenue, NY,
Subseries D-2, Refunding, SPA - TD Bank N.A.	1.120%	11/1/38	4,100,000	4,100,000	(a)(b)
MTA, NY, Revenue:
Transportation, BAN, Series C	4.000%	7/1/20	2,000,000	2,017,492

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Transportation, Subseries E-1, LOC - U.S. Bank N.A.	1.180%	11/15/50	$2,900,000	$2,900,000	(a)(b)
Transportation, Subseries G-2, Refunding,
LOC - TD Bank N.A.	1.120%	11/1/32	1,000,000	1,000,000	(a)(b)
MTA, NY, Transportation Revenue, Dedicated
Tax Fund, Subseries B-1, LOC - Bank of Tokyo-
Mitsubishi UFJ	1.140%	11/1/22	505,000	505,000	(a)(b)
Nassau County, NY, Interim Finance Authority
Revenue, Sales Tax Secured, Series B, SPA -
Sumitomo Mitsui Banking	1.100%	11/15/21	2,000,000	2,000,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	1.150%	8/1/41	700,000	700,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.200%	4/1/42	8,200,000	8,200,000	(a)(b)
New York City, NY, HDC, MFH Revenue,
Sustainable Neighborhood, Series C-4, SPA -
Wells Fargo Bank N.A.	1.150%	5/1/57	600,000	600,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage
Revenue:
15 East Clarke Place Apartments, Series A,
LOC - JPMorgan Chase & Co.	1.230%	9/1/37	3,100,000	3,100,000	(a)(b)(c)
Parkview II Apartments, Series A, LOC -
Citibank N.A.	1.200%	12/1/37	1,300,000	1,300,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC -
Citibank N.A.	1.200%	6/1/40	1,170,000	1,170,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Rental
Housing Revenue, Related West 89th St.
Development, Series A, LIQ - FNMA, LOC -
FNMA	1.230%	11/15/29	11,300,000	11,300,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp.
Revenue, Health System, Series D, LOC -
JPMorgan Chase & Co.	1.130%	2/15/26	1,215,000	1,215,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility
Revenue, Jewish Board of Family and Children’s
Services Inc., LOC - TD Bank N.A.	1.080%	7/1/25	3,805,000	3,805,000	(a)(b)
New York City, NY, Municipal Water Finance
Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008,
Series BB-5, SPA - Bank of America N.A.	1.180%	6/15/33	4,500,000	4,500,000	(a)(b)
Second General Resolution Fiscal 2009,
Series BB-2, Refunding, SPA - Landesbank
Hessen-Thueringen	1.190%	6/15/39	3,700,000	3,700,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd.	1.220%	6/15/48	$3,900,000	$3,900,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - Bank of America N.A.	1.170%	6/15/48	3,500,000	3,500,000	(a)(b)
Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.250%	6/15/48	1,600,000	1,600,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.220%	8/1/45	1,150,000	1,150,000	(a)(b)
Subordinated, Series C-5, LOC - Sumitomo Mitsui Banking	1.130%	11/1/41	1,100,000	1,100,000	(a)(b)
Sustainable, Subordinated, Series C-2, SPA - Landesbank Hessen-Thueringen	1.220%	8/1/31	1,000,000	1,000,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	1.140%	7/1/32	110,000	110,000	(a)(b)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	1.120%	7/1/31	900,000	900,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	1.130%	7/1/32	6,900,000	6,900,000	(a)(b)
Non-State Supported Debt, University of Rochester, Series C, LOC - JPMorgan Chase & Co.	1.090%	7/1/33	1,565,000	1,565,000	(a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.230%	6/1/36	12,600,000	12,600,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.230%	11/1/39	1,800,000	1,800,000	(a)(b)(c)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/46	10,850,000	10,850,000	(a)(b)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/38	1,000,000	1,000,000	(a)(b)(c)
42nd & 10th Housing, Series A, LIQ - FHLMC	1.170%	11/1/41	3,000,000	3,000,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
New York — continued
55 West 25th Street Housing, Series A, LOC - FNMA	1.190%	11/15/38	$3,200,000	$3,200,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.250%	5/15/37	1,000,000	1,000,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.140%	3/15/33	4,995,000	4,995,000	(a)(b)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.100%	12/1/29	1,000,000	1,000,000	(a)(b)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	1.210%	10/1/35	500,000	500,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.180%	1/1/32	7,100,000	7,100,000	(a)(b)
Total New York				120,882,492
North Carolina — 1.2%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.120%	2/1/34	1,100,000	1,100,000	(a)(b)
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	1.200%	2/15/31	2,800,000	2,800,000	(a)(b)
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	1.130%	2/1/24	600,000	600,000	(a)(b)
Total North Carolina				4,500,000
Ohio — 0.8%
Ohio State University Revenue, Series B-2	1.060%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	1.060%	6/15/26	620,000	620,000	(a)(b)
Total Ohio				2,870,000
Oregon — 1.5%
Oregon State Facilities Authority, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.160%	8/1/34	5,300,000	5,300,000	(a)(b)
Pennsylvania — 4.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.150%	5/1/31	2,500,000	2,500,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	5,300,000	5,300,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.130%	12/1/34	$900,000	$900,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	1.120%	10/1/30	4,000,000	4,000,000	(a)(b)
Ridley, PA, School District, GO, LOC - TD Bank N.A.	1.130%	11/1/29	1,775,000	1,775,000	(a)(b)
Total Pennsylvania				14,475,000
South Dakota — 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	1.150%	1/1/44	2,420,000	2,420,000	(a)(b)
Texas — 8.8%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	1.240%	6/1/25	1,300,000	1,300,000	(a)(b)(c)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	1.200%	11/1/41	1,100,000	1,100,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.220%	12/1/27	2,700,000	2,700,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	1.220%	12/1/41	2,200,000	2,200,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	1.220%	12/1/41	5,300,000	5,300,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	1.150%	5/15/34	7,500,000	7,500,000	(a)(b)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	1.200%	8/1/22	730,000	730,000	(a)(b)
ExxonMobil Corp., Series A, Refunding	1.200%	11/1/29	400,000	400,000	(a)(b)
ExxonMobil Corp., Subordinated, Series B-2, Refunding	1.240%	12/1/39	1,550,000	1,550,000	(a)(b)(c)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	1.240%	3/1/33	400,000	400,000	(a)(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.190%	10/1/41	750,000	750,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Texas — continued
Texas State:
GO, SPA - Sumitomo Mitsui Banking	1.200%	12/1/47	$2,500,000	$2,500,000	(a)(b)
TRAN	4.000%	8/27/20	5,000,000	5,065,175
Total Texas				31,495,175
Utah — 0.8%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B	1.150%	5/15/36	2,200,000	2,200,000	(a)(b)
IHC Health Services Inc., Series D	1.180%	5/15/36	700,000	700,000	(a)(b)
Total Utah				2,900,000
Washington — 3.7%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	1.220%	11/1/23	525,000	525,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.160%	12/1/38	4,800,000	4,800,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.150%	5/1/28	3,350,000	3,350,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	1.300%	10/1/22	755,000	755,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.150%	10/1/29	1,525,000	1,525,000	(a)(b)
Panorama Project, Refunding, Series P, LOC -Wells Fargo Bank N.A.	1.150%	4/1/43	2,495,000	2,495,000	(a)(b)
Total Washington				13,450,000
Wisconsin — 4.2%
State of Wisconsin, GO, Series A	1.280%	5/1/29	2,500,000	2,500,000	(a)(b)
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.150%	4/1/48	12,700,000	12,700,000	(a)(b)
Total Wisconsin				15,200,000
Wyoming — 0.8%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.200%	8/15/20	1,750,000	1,750,000	(a)(b)
Wyoming CDA, SPA - Federal Home Loan Bank	1.190%	12/1/38	1,030,000	1,030,000	(a)(b)(c)
Total Wyoming				2,780,000
Total Municipal Bonds				346,962,242

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Commercial Paper — 3.0%
City of Atlanta, GA	1.450%	3/23/20	$2,500,000	$2,500,000
Harris County, TX, Cultural Education Facilities Finance Corp.	1.170%	5/5/20	5,000,000	5,000,000
University of North Texas	1.180%	3/26/20	3,200,000	3,200,000
Total Commercial Paper				10,700,000
Total Investments — 99.7% (Cost — $357,662,242#)				357,662,242
Other Assets in Excess of Liabilities — 0.3%				979,964
Total Net Assets — 100.0%				$358,642,206

(a)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
BAN	—	Bond Anticipation Notes
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
TRAN	—	Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value	$357,662,242
Cash	46,312
Receivable for securities sold	530,000
Interest receivable	455,819
Total Assets	358,694,373

Liabilities:
Trustees’ fees payable	1,737
Accrued expenses	50,430
Total Liabilities	52,167
Total Net Assets	$358,642,206

Represented by:
Paid-in capital	$358,642,206

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Interest	$2,126,732

Expenses:
Investment management fee (Note 2)	265,488
Fund accounting fees	30,343
Audit and tax fees	22,791
Legal fees	13,729
Trustees’ fees	6,842
Custody fees	2,703
Interest expense	93
Miscellaneous expenses	73
Total Expenses	342,062
Less: Fee waivers and/or expense reimbursements (Note 2)	(267,772)
Net Expenses	74,290
Net Investment Income	2,052,442
Increase in Net Assets From Operations	$2,052,442

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019

Operations:
Net investment income	$2,052,442	$5,689,435
Net realized gain	—	2,884
Increase in Net Assets From Operations	2,052,442	5,692,319

Capital Transactions:
Proceeds from contributions	109,922,850	456,760,446
Value of withdrawals	(93,103,422)	(471,354,607)
Increase (Decrease) in Net Assets From Capital Transactions	16,819,428	(14,594,161)
Increase (Decrease) in Net Assets	18,871,870	(8,901,842)

Net Assets:
Beginning of period	339,770,336	348,672,178
End of period	$358,642,206	$339,770,336

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	35

Financial highlights

For the years ended August 31, unless otherwise noted:

	2020[1]		2019	2018	2017	2016	2015

Net assets, end of period (millions)	$359		$340	$349	$421	$1,315	$1,261
Total return[2]	0.58%		1.56%	1.16%	0.70%	0.19%	0.05%

Ratios to average net assets:
Gross expenses	0.19%[3]		0.19%	0.20%	0.20%	0.18%	0.18%
Net expenses[4,5]	0.04	[3]	0.04	0.05	0.05	0.03	0.03
Net investment income	1.16	[3]	1.56	1.14	0.69	0.20	0.05

[1]	For the six months ended February 29, 2020 (unaudited).

[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Tax Free Reserves Portfolio 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Asses
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$357,662,242	—	$357,662,242

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have

38	Tax Free Reserves Portfolio 2020 Semi-Annual Report

demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

(“Legg Mason”).

Tax Free Reserves Portfolio 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $267,772.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the

1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2020, such purchase and sale transactions were $74,965,000 and $48,000,000, respectively.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Portfolio did not invest in derivative instruments.

4. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals.

40	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Portfolio’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Portfolio’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the investors in the Portfolio for their approval.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	41

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Select Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

42	Tax Free Reserves Portfolio

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

Tax Free Reserves Portfolio	43

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•	The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as tax-exempt money market funds by Lipper, showed, among other data, that the Feeder

44	Tax Free Reserves Portfolio

Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.

•	The information comparing Western Asset Select Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as tax-exempt money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief

Tax Free Reserves Portfolio	45

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•	The information comparing Western Asset Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of tax-exempt money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•	The information comparing Western Asset Select Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of tax-exempt money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder

Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s

46	Tax Free Reserves Portfolio

allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Feeder Fund.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Select Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that while the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/ objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median of the expense group and the Actual Management Fee was below the median of the expense group. In addition, the Board considered the size of the Feeder Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

Tax Free Reserves Portfolio	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

48	Tax Free Reserves Portfolio

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Investors in the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Investors in the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	47,061,717,254	310,393,551
Jane F. Dasher	47,096,065,047	276,045,758
Anita L. DeFrantz	47,096,547,782	275,563,023
Avedick B. Poladian	47,075,433,294	296,677,511
Susan B. Kerley	47,095,080,328	277,030,477
William E.B. Siart	47,061,452,481	310,658,324
Jaynie Miller Studenmund	47,074,215,931	297,894,874
Ronald L. Olson	47,071,226,539	300,884,266
Peter J. Taylor	47,072,290,502	299,820,303
Jane E. Trust	47,112,256,116	259,854,689

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Tax Free Reserves Portfolio	49

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

(a) (1) Not applicable.

     Exhibit 99.CODE ETH

     (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.CERT

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:/s/ Jane Trust

Jane Trust

  Chief Executive Officer

Date:April 22, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 22, 2020

By:/s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 22, 2020